Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Trading Arrangements, by Individual
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Patrick K. Callahan [Member]
Trading Arrangements, by Individual
Name	Patrick K. Callahan
Title	Personal Lines President
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 18, 2024
Expiration Date	October 1, 2025
Arrangement Duration	317 days
Jonathan S. Bauer [Member]
Trading Arrangements, by Individual
Name	Jonathan S. Bauer
Title	Chief Investment Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 18, 2024
Expiration Date	September 2, 2025
Arrangement Duration	288 days
Officer Trading Arrangement [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
During the fourth quarter 2024, certain executive officers entered into Rule 10b5-1 trading arrangements that are intended to satisfy the affirmative defense of Rule 10b5-1(c). The executive officers’ plans provide for the sale of all of the shares issued upon vesting for certain outstanding equity awards previously granted to the applicable executive officer, excluding any shares withheld by the company to satisfy tax withholding obligations (see our Proxy Statement, as defined below, for a description of the company’s equity compensation plans).
Below are the details of each applicable Rule 10b5-1 trading arrangement:

Name	Title	Date Entered	Date Expires[1]
Officers
Jonathan S. Bauer	Chief Investment Officer	November 18, 2024	September 2, 2025
Patrick K. Callahan	Personal Lines President	November 18, 2024	October 1, 2025
[1] Subject to the plan’s earlier expiration or completion in accordance with its terms.